DEBT OBLIGATIONS (Details 1) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt Instrument Maturity Date	Jan. 01, 2026
Senior Notes	$ 27,400	$ 27,265
Term Loans	6,211	6,158
Long Term Debentures	25	24
Less current maturities	(835)	(810)
Derivative Instruments	3	2
Less Debt Issuance Cost	(110)	(115)
Total Long Term Debt	$ 32,694	32,524
Revolving Credit Interest Rate	LIBOR+1.125%
Term Loan Jpy 20 Poin 7 Bilion Interest Rate	JPY LIBOR+0.25%
Term Loan Jpy 8 Bilion Interest Rate	JPY LIBOR+0.223%
Term Loan Gbp510 Milion Interest Rate	GBP LIBOR+0.7%
Subsidiary Senior Notes Due 2020 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,750 million
Senior Notes	$ 1,863	1,834
The Effective average interest rate of the newly issued notes	0.38%
Subsidiary Senior Notes Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,500 million
Senior Notes	$ 1,590	1,566
The Effective average interest rate of the newly issued notes	1.13%
Subsidiary Senior Notes Due 2023 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,300 million
Senior Notes	$ 1,378	1,357
The Effective average interest rate of the newly issued notes	1.25%
Subsidiary Senior Notes Due 2019 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,000 million
Senior Notes	$ 1,066	1,050
The Effective average interest rate of the newly issued notes	2.88%
Subsidiary Senior Notes Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 750 million
Senior Notes	$ 792	780
The Effective average interest rate of the newly issued notes	1.63%
Subsidiary Senior Notes Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 700 million
Senior Notes	$ 744	733
The Effective average interest rate of the newly issued notes	1.88%
Subsidiary Senior Notes Due 2026 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 3,500 million
Senior Notes	$ 3,491	3,491
The Effective average interest rate of the newly issued notes	3.15%
Subsidiary Senior Notes Due 2021 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 3,000 million
Senior Notes	$ 2,996	2,995
The Effective average interest rate of the newly issued notes	2.20%
Subsidiary Senior Notes Due 2023 Two [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 3,000 million
Senior Notes	$ 2,991	2,991
The Effective average interest rate of the newly issued notes	2.80%
Subsidiary Senior Notes Due 2019 Two [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 2,000 million
Senior Notes	$ 2,000	2,000
The Effective average interest rate of the newly issued notes	1.70%
Subsidiary Senior Notes Due 2046 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 2,000 million
Senior Notes	$ 1,984	1,984
The Effective average interest rate of the newly issued notes	4.10%
Subsidiary Senior Notes Due 2018 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 1,500 million
Senior Notes	$ 1,499	1,498
The Effective average interest rate of the newly issued notes	1.40%
Subsidiary Senior Notes Due 2022 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 844 million
Senior Notes	$ 867	868
The Effective average interest rate of the newly issued notes	2.95%
Subsidiary Senior Notes Due 2036 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 789 million
Senior Notes	$ 781	781
The Effective average interest rate of the newly issued notes	6.15%
Subsidiary Senior Notes Due 2020 Two [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 700 million
Senior Notes	$ 700	700
The Effective average interest rate of the newly issued notes	2.25%
Subsidiary Senior Notes Due 2021 Two [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 613 million
Senior Notes	$ 625	626
The Effective average interest rate of the newly issued notes	3.65%
Subsidiary Senior Notes Due 2021 Tree [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 588 million
Senior Notes	$ 587	587
The Effective average interest rate of the newly issued notes	3.65%
Subsidiary Senior Notes Due 2018 Two [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 450 million
Senior Notes	$ 449	442
The Effective average interest rate of the newly issued notes	1.50%
Subsidiary Senior Notes Due 2022 Two [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 350 million
Senior Notes	$ 350	344
The Effective average interest rate of the newly issued notes	0.50%
SubsidiarySeniorNotesDue2025 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 350 million
Senior Notes	$ 350	345
The Effective average interest rate of the newly issued notes	1.00%
Subsidiary Senior Notes Due 2018 Four [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 300 million
Senior Notes	$ 300	295
The Effective average interest rate of the newly issued notes	0.13%
Hedge Accounting Adjustments [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Fair value hedge accounting adjustments
Senior Notes	$ (3)	(2)
Long Credit Agreement 2018 [Member]
Debt Instrument [Line Items]
Term Loans	$ 2,500	2,500
Term Loan USD 2 Point 5 Billion Libor Plus	LIBOR +1.125%
Long Credit Agreement 2019 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan USD 2.5 billion
Long Credit Agreement 2017 2020[Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan USD 2.5 billion
Term Loans	$ 2,500	2,500
Term Loan USD 2 Point 5 Billion2 Libor Plus	LIBOR +1.25%
Long Credit Agreement 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 65 billion
Term Loans	$ 585	560
The Effective average interest rate of the newly issued notes	0.99%
Long Credit Agreement 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 35 billion
Term Loans	$ 313	299
The Effective average interest rate of the newly issued notes	1.42%
Long Term Debentures 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 35 billion
Term Loans	$ 313	299
Term Loan JPY35 Billion Libor Plus	LIBOR +0.3%
The Effective average interest rate of the newly issued notes	0.30%
Debentures 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Debentures USD 15 million
Long Term Debentures	$ 15	15
The Effective average interest rate of the newly issued notes	7.20%
Other Debentures 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Other
Long Term Debentures	$ 10	$ 9
The Effective average interest rate of the newly issued notes	5.07%